Loss Per Share - Schedule of Calculation of Basic and Diluted Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Basic and diluted:
Net Loss attributable to equity holders of the Company	$ 13,382	$ 3,417
Dividend accumulated on preferred shares during the period		602
Net Loss attributable to equity holders of the Company, after reducing dividend accumulated on preferred shares	$ 13,382	$ 4,019
Weighted average number of ordinary shares outstanding used in computing basic and diluted net loss per ordinary share	15,267,939	2,307,025
Basic and diluted net loss per ordinary share	$ 0.88	$ 1.74